UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	[1]	$ 141,973	$ (160,194)
Other comprehensive (loss) income:
Net (loss) gain on qualifying cash flow hedging instruments		(5,038)	1,621
Net loss on foreign currency translation		(22,830)	0
Other comprehensive (loss) income		(27,868)	1,621
Comprehensive income (loss)		114,105	(158,573)
Comprehensive income (loss) attributable to:
Stockholders of Golar LNG Limited		53,661	(181,905)
Non-controlling interests		$ 60,444	$ 23,332

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the nine months ended September 30, 2017.